091-08878-fn

For Internal Use Only Sec File No. 9-	Submit 1 Original and 4 copies	OMB APPROVAL OMB Number: 3235-0504 Expires July 31, 2004 Estimated average burden hours per response. . 2.00

10047511

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 23 2010
DIVISION OF TRADING & MARKETS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGA Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
BlackRock Fund Advisors

3. Class of New Derivative Securities Product:
Investment Company Unit

4. Name of Underlying Instrument:

FCHI: FTSE China (HK Listed) Index; SCJ: MSCI Japan Small Cap Index; SCZ: MSCI EAFE Small Cap Index; TGR: S&P Target Date Retirement Income Index; THD: MSCI Thailand Investable Market Index; TOK: MSCI Kokusai Index; TUR: MSCI Turkey Investable Market Index; TZD: S&P Target Date 2010 Index; TZE: S&P Target Date 2015 Index; TZG: S&P Target Date 2020 Index; TZI: S&P Target Date 2025 Index; TZL: S&P Target Date 2030 Index; TZO: S&P Target Date 2035 Index; TZV: S&P Target Date 2040 Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
The 14 indexes referred to in item 4 above are Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
FCHI, SCJ, SCZ, TGR, THD, TOK, TUR, TZD, TZE, TZG, TZI, TZL, TZO, TZV

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

FCHI: China, Hong Kong; SCJ: Japan; SCZ: Japan, UK, Australia, Germany, Switzerland; TGR: US, UK, Japan, Germany, France; THD: Thailand; TOK: US, UK, France, Canada, Australia; TUR: Turkey; TZD: US, UK, Japan, Germany, France; TZE: US, UK, Japan, Germany, France; TZG: US, UK, Japan, Germany, France; TZI: US, UK, Japan, Germany, France; TZL: US, UK, Japan, Germany, France; TZO: US, UK, Japan, Germany, France; TZV: US, Japan, UK, Fance, Germany

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	EWH
Date:	**22-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	**19b-4**
Rule	**19b-4(e)**
Public Availability:	JUL 23 2010